Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	$ (16,660)	$ (30,097)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	(4)	5,557
Other comprehensive income	(4)	5,557
Comprehensive loss	$ (16,664)	$ (24,540)